Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.9%
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	$4,950	$4,922,567
Series C-1, 5.25%, 02/01/53	4,705	4,988,175
Series F, 5.50%, 11/01/53	2,920	3,097,428
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	1,145	1,221,866
Series A, 5.00%, 12/01/47	1,010	1,039,301
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	2,665	2,876,537

		18,145,874

Arizona — 8.0%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 12/01/42	2,785	2,825,360
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	875	771,669
5.00%, 07/01/54(b)	615	549,599
7.10%, 01/01/55(b)	250	255,442
Series A, (BAM), 5.00%, 06/01/49	2,500	2,631,647
Series A, 5.00%, 07/01/49(b)	1,445	1,301,030
Series A, 5.00%, 07/15/49(b)	1,000	892,358
Series A, 5.00%, 12/15/49(b)	250	221,304
Series A, 5.00%, 07/01/54(b)	1,110	983,935
Arizona Industrial Development Authority, Refunding RB
Series A, 5.13%, 07/01/37(b)	500	488,720
Series A, 5.38%, 07/01/50(b)	1,645	1,548,154
Series A, 5.50%, 07/01/52(b)	600	579,331
Series G, 5.00%, 07/01/47(b)	2,360	2,133,888
Series S, 5.00%, 07/01/37	750	784,227
City of Buckeye Arizona Excise Tax Revenue, RB, (NGFGC), 5.00%, 07/01/43	4,000	4,112,328
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	3,605,248
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,703,248
Series B, AMT, Junior Lien, 5.00%, 07/01/49	5,960	6,151,131
City of Phoenix Civic Improvement Corp., RB,
Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,322,299
City of Phoenix Civic Improvement Corp., Refunding RB
AMT, Senior Lien, 5.00%, 07/01/32	700	701,707
Series D, Junior Lien, 4.00%, 07/01/40	1,000	1,006,946
Florence Town Inc Industrial Development Authority, RB, 6.00%, 07/01/23(b)(c)	500	502,196
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	825	698,473
Industrial Development Authority of the City of Phoenix Arizona, RB 6.63%, 07/01/23(c)	500	502,700
Series A, 5.00%, 07/01/44	2,000	1,974,970
Series A, 6.75%, 07/01/44(b)	440	447,878
Series A, 5.00%, 07/01/46(b)	1,570	1,419,398
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB
5.00%, 07/01/45(b)	500	457,389
5.00%, 07/01/46	500	489,700

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	$1,150	$1,020,121
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,737,363
5.00%, 06/15/52	530	458,030
Kyrene Elementary School District No. 28, GO
Series B, 5.50%, 07/01/29	480	481,721
Series B, 5.50%, 07/01/30	400	401,434
Maricopa County Industrial Development Authority, RB 5.00%, 07/01/47	1,000	1,002,088
4.00%, 07/01/50	1,500	1,394,481
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/47(b)	1,000	916,192
5.00%, 07/01/54(b)	1,220	1,071,110
Series A, 5.00%, 09/01/37	1,525	1,613,753
Series A, 4.13%, 09/01/38	550	553,099
Series A, 4.13%, 09/01/42	750	749,611
Series A, 5.00%, 09/01/42	1,000	1,046,129
Maricopa County Unified School District No. 11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,309,683
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	523,266
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,604,367
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	200	205,971
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,078,988
Salt Verde Financial Corp., RB 5.50%, 12/01/29	2,000	2,156,284
5.00%, 12/01/32	155	164,596
5.00%, 12/01/37	6,610	6,875,094
State of Arizona Distribution Revenue, RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41	100	125,662
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,429,508
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,153,535

		77,134,361

Arkansas(b) — 0.4%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	2,135	1,909,448
Series A, AMT, 4.75%, 09/01/49	2,450	2,251,462

		4,160,910

California — 14.1%
ABC Unified School District, GO, Series C, (NPFGC-IBC FGIC), 0.00%, 08/01/34(d)	1,215	872,497
Alvord Unified School District, Refunding GO, Series B, Election 2007, (AGM), 0.00%, 08/01/41(d)	1,175	525,063
Anaheim Public Financing Authority, RB, Series A, (AGM), 6.00%, 09/01/24	2,430	2,486,408
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	2,000	1,988,914
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	440	289,620
Series A, 5.00%, 04/01/49	320	279,997

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	$1,355	$1,343,669
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,770	2,022,777
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	835	841,346
Series I, 5.50%, 11/01/31	1,000	1,013,297
California Statewide Communities Development Authority, Refunding RB(b)
Series A, 5.00%, 06/01/36	1,360	1,345,419
Series A, 5.00%, 06/01/46	1,680	1,567,257
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	5,000	5,137,845
City of Los Angeles Department of Airports, Refunding ARB, Series D, AMT, Subordinate, 4.00%, 05/15/51	8,175	7,680,985
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	1,660	1,148,137
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	370	356,306
4.00%, 10/01/56	590	478,389
4.00%, 12/01/56	575	412,666
Series A, 4.00%, 06/01/58	3,700	2,887,166
Senior Lien, 3.13%, 06/01/57	2,065	1,419,999
Series A, Senior Lien, 4.00%, 12/01/58	4,610	3,567,518
Glendale Community College District, GO, Series D, 7.00%, 08/01/34	4,125	4,823,012
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,000	3,983,750
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGC), 0.00%, 08/01/30(d)	10,030	8,097,048
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	1,620	1,638,902
Mount San Antonio Community College District, Refunding GO, CAB, CAB, Series A, 6.25%, 08/01/43	4,445	4,396,234
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,113,845
Poway Unified School District, Refunding GO,
Series B, 0.00%, 08/01/36(d)	8,750	5,467,026
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	5,405	5,087,602
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/23(c)	3,730	3,732,697
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,347,258
Series C, Election 2004, 0.00%, 08/01/38	5,000	2,775,825
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,975	2,052,791
San Bernardino City Unified School District, GO, Series B, 6.38%, 08/01/34	10,000	10,430,270
San Diego Community College District, GO, CAB(d)
Election 2006, 0.00%, 08/01/31	2,145	1,343,714
Election 2006, 0.00%, 08/01/32	2,680	1,576,660

Security	Par (000)	Value

California (continued)
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(d)	$3,800	$2,157,686
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(c)(d)	7,295	3,725,456
San Diego Unified School District, Refunding GO, CAB(d)
Series R-1, 0.00%, 07/01/30	5,000	4,105,455
Series R-1, 0.00%, 07/01/31	3,005	2,397,560
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,066,658
Series A, AMT, 5.25%, 05/01/33	830	831,181
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(d)	12,740	10,506,920
State of California, GO, 5.50%, 04/01/28	5	5,010
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	5,500	3,459,990
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	641,645
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(d)	15,000	9,314,835

		135,744,305

Colorado — 3.1%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	298,907
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,009,891
Series A, AMT, 5.50%, 11/15/30	330	333,309
Series A, AMT, 5.50%, 11/15/31	400	404,040
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	2,955	3,225,823
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/37(d)	1,760	974,288
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	3,035	2,895,429
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	2,400	2,577,799
Series A, 4.00%, 11/15/46	2,555	2,422,355
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	994,189
Series A, 5.00%, 05/15/52	4,285	4,581,998
Denver City & County School District No. 1, GO, (SAW), 4.00%, 12/01/45	5,420	5,452,552
State of Colorado, COP, Series S, 4.00%, 03/15/40	4,400	4,401,263

		29,571,843

Connecticut — 0.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	260	250,647
Connecticut State Health & Educational Facilities Authority, RB, Series A-1, 5.00%, 10/01/54(b)	205	160,812

		411,459

Delaware — 0.2%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,656,874

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.7%
District of Columbia, RB
Series B-1, (NPFGC-IBC FGIC), 5.00%, 02/01/31	$435	$435,442
Series C, 4.00%, 05/01/45	3,280	3,261,753
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,699,197

		6,396,392

Florida — 11.9%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	3,775	3,830,568
Capital Trust Agency, Inc., RB(b) 5.00%, 01/01/55	825	628,894
Series A, 5.00%, 06/01/55	1,285	1,054,032
Series A, 5.50%, 06/01/57	460	407,128
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	4,215	4,336,177
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	5,055	5,609,801
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	1,725	453,397
Series A, 0.00%, 09/01/53	1,840	384,142
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 4.00%, 10/01/49	3,315	3,004,729
Series A, AMT, 5.00%, 10/01/49	300	309,685
County of Broward Florida Port Facilities Revenue, ARB, AMT, 5.25%, 09/01/47	3,650	3,845,523
County of Lee Florida Airport Revenue, ARB,
Series B, AMT, 5.00%, 10/01/46	3,210	3,350,348
County of Miami-Dade Florida Aviation Revenue, Refunding RB 5.00%, 10/01/41	3,800	3,935,143
AMT, 5.00%, 10/01/34	450	457,599
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.38%, 10/01/23	1,170	1,180,095
Series B, AMT, 6.00%, 10/01/23	3,765	3,800,049
Series B, AMT, 6.25%, 10/01/23	1,500	1,515,487
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/42	1,315	1,388,560
Series A, AMT, 5.00%, 10/01/47	2,195	2,292,186
Series A, AMT, 5.25%, 10/01/52	1,040	1,105,950
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,885	2,712,921
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/38	1,000	448,528
Series A-2, 0.00%, 10/01/41	1,900	712,090
Series A-2, 0.00%, 10/01/42	2,210	752,516
Series A-2, 0.00%, 10/01/46	1,840	500,081
Series A-2, 0.00%, 10/01/47	2,970	759,123
Series A-2, 0.00%, 10/01/48	1,045	251,182
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	728,843
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	1,230	1,216,528
AMT, 5.00%, 05/01/29	1,275	1,193,266
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	710	663,204
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/40	3,890	4,007,937
Series A, AMT, 4.00%, 10/01/52	6,600	5,964,040

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, ARB (continued)
Sub-Series A, AMT, 5.00%, 10/01/47	$16,620	$17,027,522
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	5,765	5,873,347
Hillsborough County Aviation Authority, Refunding RB,
Sub-Series A, AMT, 5.50%, 10/01/23(c)	1,995	2,009,520
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	240	242,131
3.85%, 05/01/39	450	383,737
5.38%, 05/01/47	260	258,613
4.00%, 05/01/49	675	530,777
Lakewood Ranch Stewardship District, SAB, S/F Housing 4.00%, 05/01/40	365	315,487
4.00%, 05/01/50	605	474,425
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	25	25,030
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	6,595	6,729,024
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	6,605	6,098,416
Orange County Health Facilities Authority, Refunding RB 5.00%, 08/01/41	1,325	1,370,005
5.00%, 08/01/47	3,845	3,975,599
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	335	335,239
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	160	133,099
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	2,820	2,824,382
Seminole Improvement District, RB 5.00%, 10/01/32	255	251,760
5.30%, 10/01/37	290	288,117
Storey Creek Community Development District, SAB 4.00%, 12/15/39	415	361,139
4.13%, 12/15/49	350	282,582
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,955	1,911,789

		114,501,492

Georgia — 3.8%
Development Authority for Fulton County, RB, 4.00%, 07/01/49	1,855	1,727,610
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	640,903
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,644,586
Georgia Housing & Finance Authority, Refunding RB, 3.70%, 06/01/49	6,900	6,039,963
Georgia Ports Authority, ARB, 4.00%, 07/01/52	1,345	1,292,848
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,475	1,516,096
Series A, 5.00%, 05/15/38	910	929,785
Series A, 5.00%, 05/15/43	1,620	1,622,488
Series A, 5.00%, 05/15/49	1,230	1,210,807
Series A, 5.00%, 06/01/53(a)	7,360	7,752,222
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	1,275	1,318,809
Series A, 5.00%, 01/01/59	1,870	1,903,402

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	$7,475	$7,902,518
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(c)	330	335,569

		36,837,606

Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/48	3,890	3,993,929
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	486,887
AMT, 5.25%, 08/01/26	525	527,084

		5,007,900

Illinois — 11.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,665	3,791,952
Series A, 5.00%, 12/01/40	4,090	4,121,828
Series C, 5.25%, 12/01/35	970	979,977
Series D, 5.00%, 12/01/46	1,230	1,215,760
Series H, 5.00%, 12/01/36	295	298,224
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	355	369,938
Series C, 5.00%, 12/01/25	415	422,396
Series D, 5.00%, 12/01/25	530	539,446
Series G, 5.00%, 12/01/34	290	296,877
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	7,060	7,244,118
Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,475	1,487,350
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	2,070	2,078,584
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	6,885	7,200,505
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	2,750	2,803,397
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,593,293
Chicago O’Hare International Airport, Refunding RB, Series B, AMT, 5.00%, 01/01/31	2,500	2,502,625
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/49	1,610	1,632,426
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,630,267
Cook County Community College District No. 508, GO 5.50%, 12/01/38	1,000	1,002,824
5.25%, 12/01/43	1,500	1,500,515
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,984,057
Series B, 4.00%, 08/15/41	1,100	1,023,023
Series C, 4.00%, 02/15/27(c)	40	41,916
Series C, 4.13%, 08/15/37	2,430	2,372,472
Series C, 4.00%, 02/15/41	870	858,096
Series C, 5.00%, 08/15/44	820	826,176
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	320	324,497
Illinois State Toll Highway Authority, RB
Series B, 5.00%, 01/01/40	2,460	2,551,160
Series C, 5.00%, 01/01/38	3,245	3,353,049
Metropolitan Pier & Exposition Authority, RB
Series A, (NPFGC), 0.00%, 12/15/26(d)	5,000	4,317,430

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB (continued)
Series A, (NPFGC), 0.00%, 12/15/33(d)	$9,950	$6,498,474
Series A, 5.00%, 06/15/57	3,005	3,014,195
Metropolitan Pier & Exposition Authority, RB, CAB(d)
(BAM-TCRS), 0.00%, 12/15/56	2,965	552,812
Series A, (NPFGC), 0.00%, 06/15/30	14,205	10,748,157
Series A, (NPFGC), 0.00%, 06/15/30(e)	800	633,549
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	1,690	1,457,196
Series B, (AGM), 0.00%, 06/15/44(d)	8,075	2,984,270
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(d)	4,140	860,420
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,766,765
State of Illinois, GO 5.25%, 02/01/30	2,010	2,028,896
5.25%, 02/01/32	2,330	2,353,139
5.50%, 07/01/33	2,920	2,930,606
5.25%, 02/01/34	1,610	1,627,913
5.50%, 07/01/38	2,700	2,710,419
5.50%, 05/01/39	2,785	3,048,951
Series B, 5.25%, 05/01/40(f)	2,345	2,553,288
Series D, 5.00%, 11/01/27	440	471,510

		111,604,738

Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,372,325
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(c)	3,285	3,291,582

		4,663,907

Iowa — 0.0%
Iowa Student Loan Liquidity Corp, Refunding RB, Series B, AMT, 3.00%, 12/01/39	345	324,548

Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	503,378

Kentucky — 0.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	510,765
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	1,455	1,588,703
(BAM-TCRS), 5.00%, 06/01/46	1,285	1,394,284
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	2,000	1,968,756

		5,462,508

Louisiana — 2.1%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/34	330	357,790
Series B, (AGM), 5.00%, 12/01/35	440	473,845
Series B, (AGM), 5.00%, 12/01/36	395	420,787
Series B, (AGM), 5.00%, 12/01/37	495	524,574
Lake Charles Harbor & Terminal District, ARB,
Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,520,219
Louisiana Public Facilities Authority, Refunding RB 5.00%, 05/15/42	4,600	4,688,476

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued) 5.00%, 05/15/47	$1,895	$1,914,827
New Orleans Aviation Board, ARB
Series B, AMT, 5.00%, 01/01/45	4,620	4,628,861
Series B, AMT, 5.00%, 01/01/48	1,990	1,997,650
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(c)	3,605	3,693,315

		20,220,344

Maryland — 3.8%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	500	501,597
Anne Arundel County Consolidated Special Taxing District, ST, 5.25%, 07/01/44	250	248,578
City of Baltimore Maryland, RB
Series A, 5.00%, 01/01/24(c)	1,000	1,011,787
Series A, 5.00%, 07/01/41	6,750	7,076,524
Series A, 5.00%, 07/01/46	1,760	1,824,269
Series C, 5.00%, 01/01/24(c)	1,000	1,010,973
City of Baltimore Maryland, Refunding RB 5.00%, 09/01/46	750	696,472
Series A, 4.50%, 09/01/33	185	182,220
Series A, 5.00%, 09/01/38	250	252,221
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 3.50%, 06/01/39	650	542,312
Series A, Senior Lien, 3.63%, 06/01/46	1,095	858,676
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	171,245
Series B, 3.88%, 06/01/46	300	245,220
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	235	224,147
County of Howard Maryland, TA, 6.10%, 02/15/44	250	251,833
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	286,188
Howard County Housing Commission, RB, M/F Housing 5.00%, 12/01/42	500	519,095
4.00%, 06/01/46	500	467,238
Series A, 5.00%, 06/01/44	550	554,651
Maryland Community Development Administration, RB, M/F Housing, Series D, 3.70%, 07/01/35	500	486,092
Maryland Economic Development Corp., RB 5.00%, 07/01/56	390	391,656
Class B, AMT, 5.25%, 06/30/55	2,920	2,978,111
Maryland Economic Development Corp., Refunding RB 5.00%, 07/01/37	500	500,035
(AGM), 5.00%, 06/01/43	1,350	1,386,534
Series A, 5.00%, 06/01/35	100	105,698
Maryland Health & Higher Educational Facilities Authority, RB 4.00%, 07/01/48	300	286,742
Series 2017, 5.00%, 12/01/46	250	257,145
Series A, 5.00%, 05/15/42	2,330	2,410,357
Series B, 4.00%, 04/15/45	250	242,313
Maryland Health & Higher Educational Facilities Authority, Refunding RB 4.00%, 07/01/24(c)	100	100,858
5.00%, 07/01/24(c)	700	713,934
5.00%, 06/01/29	500	500,227

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued) 5.00%, 07/01/34	$510	$545,324
5.00%, 07/01/35	200	206,390
5.00%, 07/01/40	1,000	1,014,588
4.00%, 07/01/41	500	489,095
5.00%, 08/15/42	1,000	1,013,976
4.13%, 07/01/47	500	479,848
Maryland State Transportation Authority Passenger Facility Charge Revenue, ARB, AMT, 4.00%, 06/01/29	1,925	1,925,266
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	2,830	2,635,302
Washington Suburban Sanitary Commission, RB, Second Series, (GTD), 4.00%, 06/01/41	875	884,373

		36,479,110

Massachusetts — 4.1%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/46	4,495	4,554,217
Series C, 5.00%, 07/01/45	1,000	1,030,639
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	848,797
Massachusetts Development Finance Agency, RB 5.00%, 10/01/46	500	502,985
5.00%, 07/01/47	580	583,983
5.00%, 10/01/48	200	186,475
Series A, 5.25%, 01/01/42	500	511,557
Series A, (AMBAC), 5.75%, 01/01/42	650	820,448
Series A, 5.00%, 01/01/47	5,945	5,963,887
Massachusetts Development Finance Agency, Refunding RB 5.00%, 07/01/37	150	152,159
4.00%, 07/01/39	2,545	2,373,172
5.00%, 04/15/40	1,000	1,005,040
4.13%, 10/01/42(b)	550	464,693
4.00%, 12/01/42	485	434,288
5.00%, 09/01/43	500	509,564
4.00%, 07/01/44	250	250,547
5.00%, 07/01/47	7,685	7,896,599
Series A, 4.00%, 06/01/29(c)	420	459,024
Series E, 4.00%, 07/01/38	500	475,268
Series P, 5.45%, 05/15/59	1,500	1,677,391
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 01/01/27	1,000	1,022,710
Series B, AMT, 2.63%, 07/01/36	30	29,081
AMT, Subordinate, 3.75%, 07/01/47	2,135	1,723,771
Massachusetts Educational Financing Authority, Refunding RB, AMT, 3.50%, 07/01/33	80	77,674
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,107,060
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	500	447,406
Series A, 3.85%, 06/01/46	130	113,660
Series D-1, 2.55%, 12/01/50	295	191,098
Massachusetts Housing Finance Agency, Refunding RB(f)
Series A, AMT, 4.45%, 12/01/42	960	906,956

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB(f) (continued)
Series A, AMT, 4.50%, 12/01/47	$255	$246,684
Massachusetts Housing Finance Agency, Refunding RB, S/F Housing, Series 214, (FHLMC, FNMA, GNMA), 2.95%, 12/01/44	465	415,852
Massachusetts School Building Authority, RB, Sub-
Series B, 4.00%, 02/15/43	1,780	1,782,937
Massachusetts State College Building Authority, Refunding RB, Series B, (AGC SAP), 5.50%, 05/01/39	825	1,011,588

		39,777,210

Michigan — 4.5%
Eastern Michigan University, RB
Series A, (AGM), 4.00%, 03/01/44	1,455	1,429,290
Series A, 4.00%, 03/01/47	1,455	1,332,073
Michigan Finance Authority, RB 4.00%, 02/15/50	5,000	4,655,035
4.00%, 02/15/44	1,695	1,636,738
Series A, 4.00%, 11/15/50	5,680	5,223,919
Series S, 5.00%, 11/01/44	4,670	4,768,966
Michigan Finance Authority, Refunding RB 4.00%, 11/15/46	3,420	3,196,229
Series A, 4.00%, 12/01/40	7,000	6,850,704
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	2,045	2,104,360
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.05%, 10/01/48	1,855	1,665,460
Series A, AMT, 2.55%, 10/01/51	2,360	1,516,885
Series A, AMT, 4.15%, 10/01/53	1,740	1,521,780
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	675	583,581
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	6,310	6,394,693
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(c)	900	908,472

		43,788,185

Minnesota — 0.2%
Minnesota Higher Education Facilities Authority, RB,
Series A, 5.00%, 10/01/47	1,615	1,695,802

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 11/15/42	1,015	968,442
Kansas City Industrial Development Authority, ARB,
Series B, AMT, 5.00%, 03/01/39	2,505	2,636,908

		3,605,350

Montana — 0.0%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	170	150,251

Nebraska — 0.4%
Omaha Public Power District, Refunding RB, Series A, 4.00%, 02/01/42	3,645	3,627,023

Nevada — 1.5%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,740	2,892,936

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada, RB, Subordinate, (AGM), 4.00%, 07/01/40	$7,285	$7,196,946
Las Vegas Convention & Visitors Authority, RB,
Series B, 4.00%, 07/01/49	2,000	1,840,718
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,910	2,818,760

		14,749,360

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	265	197,701
Series B, AMT, 3.75%, 07/01/45	1,075	812,970
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	3,200	2,783,424

		3,794,095

New Jersey — 8.5%
Camden County Improvement Authority, RB, 6.00%, 06/15/62	655	686,787
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,930	1,995,510
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(c)	2,690	2,806,889
Series WW, 5.25%, 06/15/25(c)	1,125	1,180,165
AMT, (AGM), 5.00%, 01/01/31	900	906,379
AMT, 5.13%, 01/01/34	1,620	1,626,614
AMT, 5.38%, 01/01/43	2,115	2,119,755
New Jersey Economic Development Authority, Refunding RB
Series BBB, 5.50%, 12/15/26(c)	5,360	5,890,683
Sub-Series A, 4.00%, 07/01/32	1,510	1,535,780
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,953,151
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	3,180	3,162,783
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	2,195	2,195,797
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	2,000	2,097,442
Series A, 0.00%, 12/15/29(d)	7,530	5,975,078
Series AA, 5.25%, 06/15/33	3,525	3,532,469
Series AA, 5.00%, 06/15/38	4,325	4,416,383
Series AA, 4.13%, 06/15/39	1,210	1,215,558
Series AA, 5.50%, 06/15/39	7,190	7,208,406
Series AA, 4.00%, 06/15/40	1,060	1,041,981
Series AA, 4.00%, 06/15/50	2,000	1,838,148
Series AA, 5.00%, 06/15/50	2,650	2,800,409
Series BB, 4.00%, 06/15/50	4,900	4,549,528
Series D, 5.00%, 06/15/32	1,610	1,658,570
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	180	192,912
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,740	1,737,039
Series A, 4.00%, 01/01/48	3,310	3,234,191
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/34	2,180	2,327,021

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/35	$3,220	$3,410,334
Sub-Series B, 5.00%, 06/01/46	8,970	8,899,101

		82,194,863

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	362,614

New York — 10.6%
City of New York, GO
Series A-1, 5.00%, 08/01/47	930	1,014,649
Series B, 5.25%, 10/01/41	1,955	2,232,360
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	540	566,039
Series C-1, 5.00%, 11/15/56	6,550	6,630,775
New York City Housing Development Corp., RB, M/F Housing, Series I-1, 2.70%, 11/01/55	1,050	683,767
New York City Municipal Water Finance Authority, Refunding RB, Series CC, 5.00%, 06/15/47	7,060	7,076,160
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	2,910	2,910,177
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/42	7,285	8,051,295
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,100	1,100,163
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(b)	2,630	2,537,385
Series A, 2.88%, 11/15/46	3,140	2,230,185
Series A, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,250,218
Series A, 3.00%, 11/15/51	3,725	2,698,677
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/55	2,795	2,644,853
Series A, 4.00%, 11/15/60	1,570	1,449,275
New York State Housing Finance Agency, RB, M/F Housing, Series B, (SONYMA), 3.88%, 11/01/48	400	341,630
New York State Thruway Authority, RB, Series N, 4.00%, 01/01/46	2,630	2,585,598
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	510	482,980
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/41	3,300	3,318,873
4.00%, 03/15/46	5,960	5,867,280
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,761,129
Series A, AMT, 5.25%, 01/01/50	6,045	6,060,070
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,460	3,632,246
Port Authority of New York & New Jersey, ARB 221st Series, AMT, 4.00%, 07/15/40	1,000	1,001,361
Series 221, AMT, 4.00%, 07/15/55	5,155	4,707,417
Port Authority of New York & New Jersey, Refunding ARB
186th Series, AMT, 5.00%, 10/15/36	570	584,766
Series 197, AMT, 5.00%, 11/15/35	905	955,538

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 207, AMT, 4.00%, 09/15/43	$1,090	$1,068,790
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	11,585	11,301,110
Series A, 4.50%, 05/15/63	3,500	3,473,137
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	665	713,227
Series D-2, Senior Lien, 5.25%, 05/15/47	6,030	6,804,131

		101,735,261

North Carolina — 0.1%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.00%, 07/01/51	790	725,074
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	445	431,685

		1,156,759

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	18,300	17,052,288
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/24(c)	5,320	5,392,182
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	260	239,378
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	350	360,158
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(d)	10,040	5,993,970
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	1,055	951,470

		29,989,446

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB,
Series B, 5.50%, 08/15/52	760	706,825
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,640	1,606,277
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48(f)	1,280	1,268,234
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	453,644

		4,034,980

Oregon — 1.5%
Clackamas Community College District, GO
Series A, 5.00%, 06/15/39	605	639,094
Series A, 5.00%, 06/15/40	440	464,152
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	2,355	1,220,877
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	10,745	11,862,179

		14,186,302

Pennsylvania — 10.5%
Allegheny County Airport Authority, ARB
Series A, AMT, 5.00%, 01/01/51	3,600	3,691,386

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Allegheny County Airport Authority, ARB (continued)
Series A, AMT, 5.00%, 01/01/56	$3,925	$4,018,910
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	1,500	1,502,351
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	225	174,252
4.00%, 07/01/51	200	147,006
City of Philadelphia Pennsylvania, GO, Series A, (AGM-CR), 4.00%, 05/01/41	3,515	3,474,859
Commonwealth Financing Authority, RB, (AGM), 4.00%, 06/01/39	2,495	2,459,623
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36	6,040	6,250,264
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	4,930	5,065,250
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	10,710	10,936,613
AMT, 5.00%, 12/31/38	13,195	13,300,652
AMT, 5.50%, 06/30/41	3,290	3,557,970
AMT, 5.00%, 06/30/42	2,455	2,461,447
AMT, 5.75%, 06/30/48	2,855	3,101,898
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 11/15/42	2,245	2,164,232
AMT, 5.50%, 11/01/44	1,000	1,000,898
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	575	429,651
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	975,042
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	6,850	6,918,767
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, AMT, 3.50%, 10/01/36	1,180	1,135,062
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,480	1,524,039
Series A-1, 5.00%, 12/01/41	3,510	3,634,071
Series B, 5.00%, 12/01/40	1,375	1,418,512
Series C, 5.50%, 12/01/23(c)	1,315	1,332,027
Series C, 5.00%, 12/01/39	4,775	4,898,806
Series B, Subordinate, 4.00%, 12/01/51	665	623,642
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	5,155	5,275,385
Pennsylvania Turnpike Commission, Refunding RB 3rd Series, 4.00%, 12/01/38	4,915	4,941,816
Series A-1, 5.00%, 12/01/40	1,805	1,852,713
Philadelphia Authority for Industrial Development, RB, Class A, 4.00%, 07/01/24	2,900	2,927,959

		101,195,103

Puerto Rico — 4.8%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A1, Restructured, 4.75%, 07/01/53	4,709	4,421,002
Series A-2, Restructured, 4.54%, 07/01/53	500	452,156
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	16,341	4,443,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	15,466	14,873,080

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$1,528	$1,415,257
Series A-2, Restructured, 4.33%, 07/01/40	19,762	18,356,724
Series B-1, Restructured, 4.75%, 07/01/53	1,377	1,287,386
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,238,896

		46,487,831

Rhode Island — 0.3%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	820	782,772
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,105	1,145,939
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	525	530,738

		2,459,449

South Carolina — 5.9%
Charleston County Airport District, ARB(c)
Series A, AMT, 5.50%, 07/01/23	5,225	5,240,311
Series A, AMT, 6.00%, 07/01/23	1,955	1,962,079
County of Berkeley South Carolina, SAB 4.25%, 11/01/40	485	401,546
4.38%, 11/01/49	715	548,334
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(c)	2,505	2,533,545
South Carolina Jobs-Economic Development Authority, RB 5.00%, 11/01/43	3,090	3,219,938
5.00%, 01/01/55(b)	2,290	1,950,022
7.50%, 08/15/62(b)	1,455	1,408,642
South Carolina Jobs-Economic Development Authority, Refunding RB
Series A, 5.00%, 05/01/38	5,885	6,071,825
Series A, 4.25%, 05/01/48	1,685	1,558,800
South Carolina Ports Authority, ARB
AMT, 5.00%, 07/01/48	530	541,907
AMT, 5.00%, 07/01/55	2,790	2,843,004
Series B, AMT, 4.00%, 07/01/49	2,690	2,455,179
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	16,210	16,356,765
Series A, 4.00%, 12/01/55	1,950	1,700,135
Series E, 5.50%, 12/01/53	1,730	1,738,463
South Carolina Public Service Authority, Refunding RB, 5.00%, 12/01/38	4,930	4,952,436
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.35%, 07/01/47	1,690	1,648,773

		57,131,704

Tennessee — 3.9%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	3,550	3,389,114
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	3,795	3,936,166
Tennergy Corp., RB(a)
Series A, 4.00%, 12/01/51	4,650	4,650,191
Series A, 5.50%, 10/01/53	3,805	4,093,282

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	$12,955	$13,700,029
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,530	7,796,645

		37,565,427

Texas — 9.1%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	1,545	1,639,988
7.88%, 11/01/62	1,335	1,372,949
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/37	3,290	3,334,727
Series C, 5.00%, 08/15/42	2,325	2,348,389
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/44	1,000	1,007,110
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,330	1,330,316
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	765	777,807
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	753,902
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,556,321
Sub-Series A, AMT, 4.00%, 07/01/48	11,670	10,591,505
County of Harris Texas Toll Road Revenue, Refunding RB, 1st Lien, 4.00%, 08/15/45	1,575	1,541,202
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48(f)	845	830,311
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,300	2,325,254
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,820	1,791,157
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	6,820	6,522,880
Howe Independent School District, GO, (PSF), 4.00%, 08/15/43	2,990	2,994,189
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(d)	8,085	3,985,323
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	5,000	2,842,005
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,054,445
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,620	3,563,818
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	4,435	4,313,578
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,355	1,415,380
Spring Independent School District, GO, 5.00%, 08/15/45	1,740	1,930,666
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	4,305	4,561,940
Series A, 4.00%, 07/01/53	1,895	1,726,021
Series A, 5.00%, 07/01/53	2,325	2,420,055
Series B, 5.00%, 07/01/36	2,390	2,561,901
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	1,850	1,871,079

Security	Par (000)	Value

Texas (continued)
Texas City Industrial Development Corp., RB,
Series 2012, 4.13%, 12/01/45	$690	$602,551
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA COLL), 4.25%, 09/01/43	735	732,964
Series A, (GNMA COLL), 3.75%, 09/01/49	1,355	1,314,399
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,395	5,707,899
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,020	3,050,852
Texas Transportation Commission State Highway 249 System, RB, CAB(d) 0.00%, 08/01/35	310	167,002
0.00%, 08/01/36	170	84,997
0.00%, 08/01/37	225	104,552
0.00%, 08/01/38	810	351,320
0.00%, 08/01/41	1,950	699,598
0.00%, 08/01/44	1,010	297,605
0.00%, 08/01/45	1,775	488,107

		87,566,064

Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	2,935	2,990,994
Series A, AMT, 5.00%, 07/01/48	1,055	1,076,721
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(b)	485	430,218
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	814,662
Utah Housing Corp., RB, S/F Housing, Series D2, Class III, 4.00%, 01/01/36	455	451,992

		5,764,587

Virginia — 0.8%
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	3,355	2,642,469
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,920	4,616,347

		7,258,816

Washington — 2.0%
Port of Seattle Washington, ARB
Series C, AMT, 5.00%, 04/01/40	2,395	2,425,896
Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,655	2,736,230
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	1,140	1,051,725
Washington Health Care Facilities Authority, RB, 4.00%, 10/01/45	1,670	1,529,962
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	8,075	8,308,133
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	3,082	2,894,343

		18,946,289

Wisconsin — 1.7%
Public Finance Authority, RB 5.00%, 10/15/41(b)	570	525,938
5.00%, 10/15/56(b)	225	193,276
Class A, 6.00%, 06/15/52	505	482,640
Class A, 6.13%, 06/15/57	570	548,713
Series A, 5.00%, 07/15/39(b)	250	224,246

9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 07/01/40(b)	$450	$419,743
Series A, 5.00%, 10/15/40(b)	1,130	1,064,307
Series A, 5.00%, 07/15/49(b)	955	795,688
Series A, 5.00%, 07/15/54(b)	455	371,555
Series A, 5.00%, 10/15/55(b)	1,545	1,362,376
Series A-1, 4.50%, 01/01/35(b)	605	539,332
Public Finance Authority, Refunding RB(b) 5.00%, 09/01/49	335	261,461
5.25%, 05/15/52	1,015	878,356
5.00%, 09/01/54	455	348,815
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, 1.95%, 09/01/32	450	394,567
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.15%, 11/01/48	5,080	4,771,243
Series A, 4.45%, 05/01/57	3,395	3,175,456

		16,357,712

Total Municipal Bonds — 138.6% (Cost: $1,323,280,205)		1,334,408,032

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,194,486
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	5,085	4,972,955

		9,167,441

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	3,052	2,977,961

Florida — 1.8%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	7,850	8,711,557
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,920	1,734,144
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	6,300	7,324,515

		17,770,216

Illinois — 2.3%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	2,850	2,854,744
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,124	7,519,738
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,014	5,016,377
Series A, 5.00%, 01/01/40	6,459	6,648,864

		22,039,723

Kansas — 1.3%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/47	11,167	12,161,317

Security	Par (000)	Value

Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	$2,748	$2,467,304

New York — 3.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	6,313	6,138,162
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/35	3,945	4,057,924
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	6,600	6,456,308
Port Authority of New York & New Jersey, Refunding ARB, 5.25%, 10/15/57	5,090	5,342,721
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,797,838
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,520	5,533,717

		35,326,670

Texas — 0.4%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,703	2,677,061
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	879	879,755

		3,556,816

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	11,880	11,394,447

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,605	1,466,962

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.3% (Cost: $115,828,493)		118,328,857

Total Long-Term Investments — 150.9% (Cost: $1,439,108,698)		1,452,736,889

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(h)(i)	11,456,745	11,455,600

Total Short-Term Securities — 1.2% (Cost: $11,455,903)		11,455,600

Total Investments — 152.1% (Cost: $1,450,564,601)		1,464,192,489

Other Assets Less Liabilities — 1.5%		14,573,305

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.8)%		(65,786,218)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.8)%		(450,227,036)

Net Assets Applicable to Common Shares — 100.0%		$962,752,540

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,416,913	$10,037,094	(a)	$—	$1,897	$(304)	$11,455,600	11,456,745	$209,860	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	201	06/21/23	$23,206	$(729,827)
U.S. Long Bond	278	06/21/23	36,661	(1,403,954)
5-Year U.S. Treasury Note	191	06/30/23	21,001	(511,699)

				$(2,645,480)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

11

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,334,408,032	$—	$1,334,408,032
Municipal Bonds Transferred to Tender Option Bond Trusts	—	118,328,857	—	118,328,857
Short-Term Securities
Money Market Funds	11,455,600	—	—	11,455,600

	$11,455,600	$1,452,736,889	$—	$1,464,192,489

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,645,480)	$—	$—	$(2,645,480)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(65,255,810)	$—	$(65,255,810)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)

	$—	$(515,555,810)	$—	$(515,555,810)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Portfolio Abbreviation (continued)

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12